Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Salaries, welfare and outsourcing fee payable	117,505	40,523
Accrued advertising and other expenses	68,719	22,922
Accrued professional service fees	12,566	10,117
Security deposits from agents	9,408	6,738
Advance from agents	7,041	2,264
Accrued rental and property management fees	2,197	4,307
Accrued intangible assets	8,866	765
Accrued staff reimbursements	7,049	2,620
Others	3,750	5,949
Total	237,101	96,205